FINANCIAL INSTRUMENTS - Level 3 Rollforward Liabilities (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Financial liabilities
Balance, beginning of period	$ 62,794
Balance, end of period	62,951	$ 62,794
Level 3
Financial liabilities
Balance, beginning of period	922	838
Acquisitions		0
Dispositions		0
Fair value gains, net and OCI		8
Other		76
Balance, end of period		922
Level 3 | IFRS 9
Financial liabilities
Balance, beginning of period	922
Acquisitions	0
Dispositions	0
Fair value gains, net and OCI	(13)
Other	(5)
Balance, end of period	$ 904	$ 922